As filed with the Securities and Exchange Commission on March 31, 2011

Securities Act File No. 333-123257
Investment Company Act File No. 811-10325

United States Securities and Exchange Commission

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 305	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 309	☒

MARKET VECTORS ETF TRUST
(Exact Name of Registrant as Specified in its Charter)

335 Madison Avenue, 19th Floor
New York, New York 10017

(Address of Principal Executive Offices)
(212) 293-2000
Registrant’s Telephone Number
Joseph J. McBrien, Esq.
Senior Vice President and General Counsel
Van Eck Associates Corporation
335 Madison Avenue, 19th Floor
New York, New York 10017
(Name and Address of Agent for Service)

_________________________

Copy to:
Stuart M. Strauss, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036
_________________________

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.
___________________

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

X	Immediately upon filing pursuant to paragraph (b) On [date] pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1)

On [date] pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (a)(2)

On [date] pursuant to paragraph (a)(2) of rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant: Market Vectors Colombia ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 1st day of April, 2011.

MARKET VECTORS ETF TRUST

By:	/s/ Jan F. van Eck*
Name: Jan F. van Eck
Title: President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ David H. Chow*	Trustee	April 1, 2011
David H. Chow

/s/ R. Alastair Short*	Trustee	April 1, 2011
R. Alastair Short

/s/ Richard D. Stamberger*	Trustee	April 1, 2011
Richard D. Stamberger
President, Chief Executive Officer
/s/ Jan F. van Eck*	and Trustee	April 1, 2011
Jan F. van Eck

/s/ Bruce J. Smith*	Chief Financial Officer	April 1, 2011
Bruce J. Smith

*By: /s/ Jonathan R. Simon
Jonathan R. Simon
Attorney-in-Fact

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase